Consolidated statements of changes in equity (parenthetical) - $ / shares	1 Months Ended										12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of changes in equity
Capital distribution per share	$ 0.45	$ 1.1	$ 1.1	$ 0.66	$ 0.6	$ 1.5	$ 1.6	$ 1.25	$ 0.3	$ 0.3	$ 3.31	$ 4.95	$ 0.6